FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates, exchange rates and commodity prices. The Company has a portfolio of swaps which swap floating rate interest to fixed rate, which fix the Norwegian kroner to U.S. dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds and which swap floating commodity prices to fixed prices. From a financial perspective these swaps hedge interest rate, exchange rate and fuel price exposure. As of December 31, 2025, the counterparties to such contracts are DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), Danske Bank A/S, ING Bank N.V and Sumitomo Mitsui Banking Corporation. Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered not to be substantial as the counterparties are all banks which have provided the Company with loans.

The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2025	2024
Non-designated derivative instruments -short-term assets:
Interest rate swaps	—	121
Total derivative instruments -short-term assets	—	121
Designated derivative instruments -long-term assets:
Interest rate swaps	—	1,631
Cross currency interest rate swaps	5,741	2,212
Non-designated derivative instruments -long-term assets:
Interest rate swaps	7,887	11,515
Cross currency interest rate swaps	464	165
Total derivative instruments - long-term assets	14,092	15,523

(in thousands of $)	2025	2024
Non-designated derivative instruments -short-term liabilities:
Cross currency swaps	—	14,884
Total derivative instruments - short-term liabilities	—	14,884
Designated derivative instruments -long-term liabilities:
Interest rate swaps	5,022	103
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	1,124	—
Total derivative instruments - long-term liabilities	6,146	103

Interest rate risk management

The Company manages its debt portfolio with interest rate and currency swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. As of December 31, 2025, the Company and its consolidated subsidiaries had entered into interest rate and currency swap transactions, to achieve fixed interest rates.
The summary below includes all interest rate swap transactions, involving the payment of fixed rates, in exchange for SOFR plus applicable credit adjustment spreads, most of which are hedges against specific loans. The fixed interest rate below includes the impact of credit adjustment spreads.

Notional Principal (in thousands of $)	Trade date	Maturity date	Fixed interest rate
$100,000 (remaining at $100,000)	August 2019	August 2029	1.2% - 1.3%
$81,600 (remaining at $81,600)	November 2024	November 2029	3.9%
$74,473 (reducing to $59,557)	November 2024	August 2029	3.9%
$151,766 (reducing to $63,255)	December 2024	December 2029	3.4% - 3.8%
$50,396 (reducing to $13,564)	December 2024	January 2030	4.1%
$200,000 (remaining at $200,000)	March 2025	December 2032	3.5% - 3.6%
$50,000 (remaining at $50,000)	April 2025	January 2036	3.5%

The summary below includes all currency swap transactions, involving the payment of fixed interest in U.S. dollars in exchange for NIBOR plus a margin in Norwegian kroner, some of which are hedges against the NOK750 million senior unsecured bonds due 2029.

Notional Principal	Trade date	Maturity date	Fixed interest rate (payable)	Margin on NIBOR leg (receivable)
NOK750 million ($69.4 million)	September 2024	September 2029	6.4% - 6.5%	3.3%
The total net notional principal amount subject to interest swap agreements as of December 31, 2025, was $0.8 billion (December 31, 2024: $0.5 billion).

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, some of which are designated as hedges against the NOK750 million senior unsecured bonds due 2029.

Principal Receivable	Principal Payable		Trade date	Maturity date
NOK750 million	US$69.4	million	September 2024	September 2029

Apart from the NOK750 million senior unsecured bonds due 2029, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.
Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2025, and 2024, are as follows:

	2025	2025	2024	2024
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity Securities	4,146	4,146	3,736	3,736
7.25% senior unsecured sustainability linked bonds due 2026	150,000	151,500	150,000	150,975
8.875% senior unsecured sustainability linked bonds due 2027	150,000	154,575	150,000	154,737
8.25% senior unsecured sustainability linked bonds due 2028	147,600	152,213	145,200	149,874
NOK750 million senior unsecured floating rate bonds due 2029	74,327	74,327	63,592	63,778
7.75% senior unsecured sustainability linked bonds due 2030	144,400	146,927	—	—
Derivatives:
Interest rate/ currency/ commodity swap contracts – short-term receivables	—	—	121	121
Interest rate/ currency/ commodity swap contracts – long-term receivables	14,092	14,092	15,523	15,523
Interest rate/ currency/ commodity swap contracts – short-term payables	—	—	14,884	14,884
Interest rate/ currency swap/ commodity contracts – long-term payables	6,146	6,146	103	103

The above short-term receivables relating to interest rate/ currency/ commodity swap contracts as of December 31, 2025, include $0.0 million which relates to non-designated swap contracts (December 31, 2024: $0.1 million), with the balance relating to designated hedges. The above long-term receivables relating to interest rate/ currency/ commodity swap contracts as of December 31, 2025, include $8.4 million which relates to non-designated swap contracts (December 31, 2024: $11.7 million), with the balance relating to designated hedges. The above short-term payables relating to interest rate/ currency/ commodity swap contracts as of December 31, 2025, include $0.0 million which relates to non-designated swap contracts (December 31, 2024: $14.9 million), with the balance relating to designated hedges. The above long-term payables relating to interest rate/ currency/ commodity swap contracts as of December 31, 2025, include $1.1 million which relates to non-designated swap contracts (December 31, 2024: $0.0 million), with the balance relating to designated hedges.

Equity securities and all senior unsecured bonds are measured at fair value using Level 1 inputs, while the Company’s derivative instruments are measured using Level 2 inputs. Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

As of December 31, 2025, investment in equity securities consist of NorAm Drilling shares trading on the Euronext Growth in Oslo.
As of December 31, 2025, the estimated fair values for the 7.25% senior unsecured sustainability linked bonds due 2026, the 8.875% senior unsecured sustainability linked bonds due 2027, the 8.25% senior unsecured sustainability linked bonds due 2028, the senior unsecured floating rate NOK bond due 2029 and the 7.75% senior unsecured sustainability linked bonds due 2030 are based on the quoted market prices as of the balance sheet date.

As of December 31, 2025, the fair value of interest rate and currency swap contracts is calculated using established independent valuation techniques applied to contracted cash flows and SOFR/NIBOR interest rates as of the balance sheet date.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), Danske Bank A/S, ING Bank N.V, and Sumitomo Mitsui Banking Corporation. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments with no prior history of default. The Company does not require collateral or other securities to support financial instruments that are subject to credit risk however certain of the Company’s counterparties require the Company to periodically post collateral when the fair value of the financial instruments exceeds or is below specified thresholds. As of December 31, 2025 and 2024, the Company posted cash collateral related to derivative instruments under its collateral security arrangements of $0.0 million and $5.0 million, respectively. The Company also sometimes enter into master netting and offset agreements with such counterparties. As of December 31, 2025, the Company has International Swaps and Derivatives Association (“ISDA”) agreements with its swap counterparties which contain netting provisions.

There is also a concentration of revenue risk with the below customers:

Charterer	Number of Vessels /rigs chartered as of December 31, 2025	% of consolidated operating revenues (Year ended December 31, 2025)	Number of Vessels /rigs chartered as of December 31, 2024	% of consolidated operating revenues (Year ended December 31, 2024)
Maersk A/S (“Maersk”)	15	26%	14	23%
Hapag-Lloyd AG (“Hapag-Lloyd”)	6	15%	6	6%
ConocoPhillips Skandinavia AS ("ConocoPhillips")	1	13%	1	7%

In addition, the Company recognized income from its associated company, River Box. (See Note 17: Investment in Associated Companies). In the year ended December 31, 2025, income from River Box amounted to $6.9 million (December 31, 2024: $7.4 million). In 2024, income from River Box accounted for 6% of the Company's net income. A net loss was incurred for the year ended December 31, 2025.

As discussed in Note 24: Related Party Transactions, the Company, as of December 31, 2025, had one outstanding receivable loan balance granted by the Company to River Box totaling $45.0 million (December 31, 2024: $45.0 million). The loan granted by the Company is considered not impaired as of December 31, 2025 due to the fair value of the vessels owned by River Box exceeding the book values as of December 31, 2025.